Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—3.7%
276,451	[1]	AMC Networks, Inc.	$ 9,020,596
228,957	[1]	Cars.com, Inc.	2,546,002
21,443		Cogent Communications Holdings, Inc.	1,254,415
124,311	[1]	EverQuote, Inc.	1,725,437
407,586	[1,2]	GOGO, Inc.	7,503,658
331,278	[1]	iHeartMedia, Inc.	5,297,135
47,763		Shenandoah Telecommunications Co.	964,813
540,309	[1]	Yelp, Inc.	17,576,252
		TOTAL	45,888,308
		Consumer Discretionary—10.5%
128,899	[1]	Abercrombie & Fitch Co., Class A	4,457,328
41,674		Academy Sports and Outdoors, Inc.	1,556,941
363,957	[1]	American Axle & Manufacturing Holdings, Inc.	2,409,395
421,154	[2]	American Eagle Outfitters, Inc.	6,363,637
23,319	[2]	Big Lots, Inc.	720,557
109,715		Bloomin Brands, Inc.	2,412,633
53,266	[1]	Boot Barn Holdings, Inc.	4,797,136
19,207	[1]	Brinker International, Inc.	697,790
19,353		Cheesecake Factory, Inc.	714,319
102,037	[1,2]	Citi Trends, Inc.	2,853,975
101,900	[1,2]	Container Store Group, Inc.	779,535
150,423	[1]	Everi Holdings, Inc.	2,611,343
115,053	[1]	Funko, Inc.	1,874,213
25,313	[1]	Golden Entertainment, Inc.	1,214,012
414,034	[1,2]	Groupon, Inc.	8,077,803
25,637	[2]	Jack in the Box, Inc.	2,121,718
15,247		Kontoor Brands, Inc.	605,763
40,903	[1,2]	Lands’ End, Inc.	573,460
47,984	[1]	Lumber Liquidators, Inc.	662,659
660,668		Macy’s, Inc.	15,968,346
12,207		Movado Group, Inc.	439,086
7,265		Murphy USA, Inc.	1,697,104
1,037,561	[1,2]	Purple Innovation, Inc.	4,274,751
164,616	[1]	Quotient Technology, Inc.	874,111
46,806	[1]	Red Robin Gourmet Burgers	617,371
161,781		Red Rock Resorts, Inc.	7,111,893
292,766	[1]	Sally Beauty Holdings, Inc.	4,426,622
161,801	[1]	SeaWorld Entertainment, Inc.	10,911,860
102,713		Smith & Wesson Brands, Inc.	1,410,250
285,243	[1,2]	Sonos, Inc.	6,509,245
1,304,114	[1]	Stitch Fix, Inc.	12,389,083
214,366	[1]	Target Hospitality Corp.	1,341,931
59,967	[1]	Vista Outdoor, Inc.	2,112,637
917,981	[1]	WW International, Inc.	8,987,034
42,457	[1]	Xponential Fitness, Inc.	879,709
64,578	[1]	YETI Holdings, Inc.	3,155,927
		TOTAL	128,611,177

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—3.0%
87,959	[1]	Bellring Brands, Inc.	$ 1,884,961
92,845	[1]	Central Garden & Pet Co., Class A	3,841,926
13,431		Coca-Cola Bottling Co.	5,929,786
25,241		Energizer Holdings, Inc.	764,550
323,052	[1]	Hostess Brands, Inc.	7,330,050
21,258		Ingles Markets, Inc., Class A	1,979,545
106,918		Primo Water Corp.	1,565,280
235,792	[1,2]	Rite Aid Corp.	1,501,995
75,823		SpartanNash Co.	2,599,212
37,739	[1,2]	Sprouts Farmers Market, Inc.	1,124,622
37,506	[1,2]	The Duckhorn Portfolio, Inc.	728,367
10,801	[1]	The Simply Good Foods Co.	449,862
83,877	[1]	United Natural Foods, Inc.	3,600,840
319,129		Vector Group Ltd.	4,059,321
		TOTAL	37,360,317
		Energy—7.1%
308,540	[1]	Antero Resources Corp.	10,860,608
33,563		Brigham Minerals, Inc.	831,691
49,405		Cactus, Inc.	2,466,792
29,056	[1]	Comstock Resources, Inc.	494,824
302,365	[1]	CONSOL Energy, Inc.	14,377,456
48,502		CVR Energy, Inc.	1,215,945
125,197	[1]	Gulf Island Fabrication, Inc.	465,733
51,072	[1]	Kosmos Energy Ltd.	345,247
10,304	[1]	Laredo Petroleum	733,748
373,148		Magnolia Oil & Gas Corp.	8,671,959
16,538		Matador Resources Co.	807,385
23,599	[1]	Nabors Industries Ltd.	3,648,877
284,634	[1]	Newpark Resources, Inc.	993,373
41,726	[1]	Nextier Oilfield Solutions, Inc.	460,238
12,250		Oasis Petroleum, Inc.	1,625,085
66,420	[1]	Oceaneering International, Inc.	752,539
79,924		Ovintiv, Inc.	4,091,309
493,466	[1]	PBF Energy, Inc.	14,340,122
158,076	[1]	Propetro Holding Corp.	2,235,195
161,233	[1]	Range Resources Corp.	4,827,316
79,849		SFL Corporation Ltd.	792,102
56,600		SM Energy Co.	2,010,998
106,226	[1]	Southwestern Energy Co.	796,695
431,330	[1]	Talos Energy, Inc.	7,837,266
113,068	[1]	US Silica Holdings, Inc.	2,100,803
		TOTAL	87,783,306
		Financials—16.7%
11,680		1st Source Corp.	505,394
12,077	[1]	A-Mark Precious Metals, Inc.	951,668
71,499		Amerant Bancorp, Inc.	1,901,158
244,730	[2]	Ares Commercial Real Estate Corp.	3,688,081
174,868		Artisan Partners Asset Management, Inc.	5,620,257
57,749		Byline Bancorp, Inc.	1,354,791
724,503		Chimera Investment Corp.	7,259,520
51,587		Cowen Group, Inc.	1,178,763
272,480	[1]	Customers Bancorp, Inc.	11,463,234

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
181,108	[1]	Donnelley Financial Solutions, Inc.	$ 5,301,031
1,166,844		Eastern Bankshares, Inc.	22,356,731
393,274	[1]	eHealth, Inc.	3,165,856
13,650		Equity Bancshares, Inc.	416,734
70,182		Financial Institutions, Inc.	1,953,867
189,926		First Bancorp, Inc.	7,114,628
39,208		First Foundation, Inc.	871,202
68,252		Fulton Financial Corp.	1,035,383
160,975		Granite Point Mortgage Trust, Inc.	1,566,287
764,209	[1]	Green Dot Corp.	20,236,254
52,538		Heartland Financial USA, Inc.	2,299,588
276,781		HomeStreet, Inc.	11,234,541
185,531		Houlihan Lokey, Inc.	15,452,877
43,353		Independent Bank Corp.- Michigan	855,788
513,527	[1]	LendingClub Corp.	7,831,287
39,041	[1]	LendingTree, Inc.	3,100,636
2,926	[1]	Metropolitan Bank Holding Corp.	260,560
13,936		Midland States Bancorp, Inc.	367,353
349,007		Moelis & Co.	15,447,050
130,654	[1]	Open Lending	1,782,121
48,266		Peapack-Gladstone Financial Corp.	1,495,763
31,753		Piper Jaffray Cos., Inc.	3,650,960
20,118		Preferred Bank Los Angeles, CA	1,350,320
311,789		ProAssurance Corp.	7,660,656
15,061	[1]	PROG Holdings, Inc.	398,665
165,410		QCR Holdings, Inc.	8,980,109
135,429		Sculptor Capital Management, Inc.	1,416,587
9,966		Selective Insurance Group, Inc.	820,800
508,438	[1,2]	SelectQuote, Inc.	1,047,382
38,593		ServisFirst Bancshares, Inc.	3,099,790
104,464		StepStone Group, Inc.	2,676,368
47,206		TriCo Bancshares	1,772,585
66,124	[1]	Triumph Bancorp, Inc.	4,591,650
137,433		Veritex Holdings, Inc.	4,514,674
169,446		Waterstone Financial, Inc.	2,721,303
150,981		Western New England Bancorp, Inc.	1,296,927
193,499	[2]	WisdomTree Investments, Inc.	1,128,099
		TOTAL	205,195,278
		Health Care—16.1%
66,205	[3]	Adeptus Health, Inc.	0
32,838	[1]	Agios Pharmaceuticals, Inc.	721,451
968,698	[1,2]	Akebia Therapeutics, Inc.	402,203
67,694	[1]	Akero Therapeutics, Inc.	710,110
754,444	[1]	Alector, Inc.	7,242,662
485,857	[1,2]	Allakos, Inc.	1,831,681
283,982	[1]	Allogene Therapeutics, Inc.	2,371,250
178,927	[1]	Allscripts Healthcare Solutions, Inc.	3,696,632
1,574,797	[1]	American Well Corp.	4,929,115
38,498	[1]	AMN Healthcare Services, Inc.	3,763,179
125,546	[1]	Amphastar Pharmaceuticals, Inc.	4,453,117
113,662	[1,2]	ANI Pharmaceuticals, Inc.	3,354,166
1,563,302	[1]	Atea Pharmaceuticals, Inc.	9,176,583

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
39,892	[1]	Avanos Medical, Inc.	$ 1,163,251
229,153	[1]	Avrobio, Inc.	211,485
1,430,512	[1,2]	Berkeley Lights, Inc.	7,116,797
141,558	[1,2]	Black Diamond Therapeutics, Inc.	343,986
1,081,295	[1]	Bluebird Bio, Inc.	3,925,101
47,036	[1]	Cardiovascular Systems, Inc.	879,573
16,293	[1,2]	Cassava Sciences, Inc.	340,035
270,529	[1]	Catalyst Pharmaceutical Partners, Inc.	2,061,431
30,555	[1,2]	ChemoCentryx, Inc.	564,045
143,142	[1]	Collegium Pharmaceutical, Inc.	2,304,586
470,668	[1]	Community Health Systems, Inc.	3,610,024
198,811	[1,2]	Cortexyme, Inc.	727,648
156,936	[1]	Covetrus, Inc.	2,165,717
122,223	[1]	Cross Country Healthcare, Inc.	2,290,459
280,409	[1]	Curis, Inc.	256,210
128,305	[1]	Cutera, Inc.	6,968,245
1,058,746	[1]	Deciphera Pharmaceuticals, Inc.	10,714,509
57,668	[1]	Eagle Pharmaceuticals, Inc.	2,544,889
155,620	[1]	Emergent BioSolutions, Inc.	5,038,976
438,607	[1]	Endo International PLC	877,214
1,228,696	[1]	FibroGen, Inc.	11,426,873
60,364	[1]	Forma Therapeutics Holdings	456,352
522,579	[1,2]	Frequency Therapeutics, Inc.	679,353
23,491	[1]	Haemonetics Corp.	1,190,289
1,009,944	[1]	Immunovant, Inc.	4,655,842
40,431	[1]	Innovage Holding Corp.	185,578
148,386	[1]	Inogen, Inc.	3,751,198
205,571	[1]	iTeos Therapeutics, Inc.	5,486,690
46,568	[1,2]	Kezar Life Sciences, Inc.	553,228
127,262	[1,2]	Kodiak Sciences, Inc.	766,117
17,859		LeMaitre Vascular, Inc.	771,687
219,441	[1]	MacroGenics, Inc.	1,569,003
193,974	[1]	Magenta Therapeutics, Inc.	277,383
263,056	[1]	Mersana Therapeutics, Inc.	915,435
989,764	[1,2]	MiMedx Group, Inc.	3,909,568
52,783	[1]	Mirum Pharmaceuticals, Inc.	1,255,180
37,078	[1]	Myriad Genetics, Inc.	760,099
19,113	[1]	NanoString Technologies, Inc.	358,942
46,761	[1]	NeoGenomics, Inc.	441,891
92,482	[1]	Nevro Corp.	5,705,215
137,674	[1]	NextCure, Inc.	572,724
73,923	[1]	NuVasive, Inc.	3,802,599
553,671	[1]	Ocular Therapeutix, Inc.	1,976,605
633,925	[1]	Organogenesis Holdings, Inc.	4,082,477
22,713	[1]	Orthofix Medical, Inc.	704,103
41,634	[1]	Pacira BioSciences, Inc.	3,104,647
42,681		Patterson Cos., Inc.	1,313,294
27,735	[1]	Praxis Precision Medicines, Inc.	224,653
129,139	[1]	Prestige Consumer Healthcare, Inc.	7,058,738
137,082	[1]	Puma Biotechnology, Inc.	323,513
355,457	[1]	Rocket Pharmaceuticals, Inc.	3,654,098
339,055	[1,2]	Sangamo BioSciences, Inc.	1,407,078

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
121,441		Select Medical Holdings Corp.	$ 2,745,781
933,864	[1]	Seres Therapeutics, Inc.	4,417,177
93,065	[1]	Supernus Pharmaceuticals, Inc.	2,596,513
857,012	[1,2]	Tg Therapeutics, Inc.	5,947,663
25,081	[1,2]	Travere Therapeutics, Inc.	630,286
299,805	[1]	Vanda Pharmaceuticals, Inc.	2,974,066
320,742	[1]	Varex Imaging Corp.	6,366,729
286,650	[1]	Voyager Therapeutics, Inc.	2,101,144
		TOTAL	197,876,141
		Industrials—15.6%
29,587		ArcBest Corp.	2,134,998
244,629	[1]	Astronics Corp.	2,370,455
173,374	[1,2]	Atkore, Inc.	16,661,241
74,991	[1]	Atlas Air Worldwide Holdings, Inc.	5,169,879
211,457	[1]	Beacon Roofing Supply, Inc.	12,609,181
251,153		Boise Cascade Co.	18,982,144
231,025	[1]	CECO Environmental Corp.	1,097,369
435,991	[1]	Daseke, Inc.	3,662,324
23,203		EnPro Industries, Inc.	2,162,752
297,970	[1]	Evoqua Water Technologies Corp.	12,422,369
115,722	[1]	Franklin Covey Co.	4,636,981
294,859	[1]	Gibraltar Industries, Inc.	11,157,465
395,032	[1]	GMS, Inc.	18,941,784
41,261		Heidrick & Struggles International, Inc.	1,318,702
269,193		Hillenbrand, Inc.	10,988,458
83,808		Hurco Co., Inc.	2,377,633
391,473	[1,2]	Mistras Group, Inc.	2,227,481
464,886	[1]	MRC Global, Inc.	5,573,983
93,000	[1]	MYR Group, Inc.	7,355,370
222,171	[1]	Now, Inc.	2,421,664
601,494		Pitney Bowes, Inc.	3,169,873
249,320	[1]	Proto Labs, Inc.	10,623,525
24,148	[1]	Saia, Inc.	4,973,522
69,803	[1]	SkyWest, Inc.	2,034,757
11,745		Tennant Co.	758,492
63,217		Terex Corp.	2,149,378
215,713	[1]	Titan Machinery, Inc.	5,086,513
13,682	[1]	TrueBlue, Inc.	349,849
60,791	[1]	Veritiv Corp.	8,543,567
35,968	[1]	WESCO International, Inc.	4,433,416
177,186	[1]	Willscot Corp.	6,219,229
		TOTAL	192,614,354
		Information Technology—12.1%
375,528	[1,2]	3D Systems Corp.	4,258,488
217,679	[1,2]	8x8, Inc.	1,996,116
68,697	[1]	Axcelis Technologies, Inc.	3,740,552
98,814	[1]	Benefitfocus, Inc.	1,052,369
691,746	[1]	Box, Inc.	21,181,263
1,430,859	[1]	Brightcove, Inc.	10,087,556
146,626	[1]	Cambium Networks Corp.	2,238,979
30,885	[1]	Cerence, Inc.	911,107
33,589	[1]	Ceva, Inc.	1,220,624

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
91,922	[1]	Cohu, Inc.	$ 2,441,448
257,759	[1]	Commvault Systems, Inc.	15,723,299
466,259	[1]	Conduent, Inc.	2,625,038
6,719		CSG Systems International, Inc.	413,017
119,042	[1]	Diebold Nixdorf, Inc.	488,072
16,658		Evertec, Inc.	656,325
120,484	[1]	Evo Payments, Inc.	2,714,505
90,615	[1]	Exlservice Holding, Inc.	12,337,232
195,712	[1]	Extreme Networks, Inc.	1,878,835
245,910	[1]	Itron, Inc.	11,749,580
96,115	[1]	MA-COM Technology Solutions Holdings, Inc.	4,897,059
141,379	[1]	MaxLinear, Inc.	6,767,813
343,667	[1]	ON24, Inc.	4,354,261
36,154	[1,2]	OneSpan, Inc.	510,856
7,971	[1]	OSI Systems, Inc.	630,506
46,453	[1,2]	Rackspace Technology, Inc.	459,420
1,269,728	[1]	Ribbon Communications, Inc.	4,380,562
152,759	[1]	Secureworks Corp.	1,686,459
37,586	[1,2]	SMART Global Holdings, Inc.	851,699
39,789	[1]	SPS Commerce, Inc.	4,759,958
10,493	[1]	Synaptics, Inc.	1,557,581
118,858	[1]	Telos Corp.	925,904
159,712	[1]	TTM Technologies, Inc.	2,227,982
263,543	[1]	Upland Software, Inc.	3,932,062
303,228	[1]	Velodyne Lidar, Inc.	570,069
118,647	[1]	Verint Systems, Inc.	6,473,380
330,890	[1]	Verra Mobility Corp.	4,642,387
373,284	[1]	Yext, Inc.	2,161,314
		TOTAL	149,503,677
		Materials—2.9%
7,975		AdvanSix, Inc.	355,207
42,899		Alcoa Corp.	2,908,552
78,301		Commercial Metals Corp.	3,210,341
403,561	[1]	Constellium SE	6,735,433
13,277		Greif, Inc., Class A	805,648
55,213		Koppers Holdings, Inc.	1,339,467
100,654		Myers Industries, Inc.	2,207,342
226,250	[1]	O-I Glass, Inc.	3,049,850
235,025	[1]	Ranpak Holdings Corp.	3,544,177
60,695		Ryerson Holding Corp.	2,234,183
736,720		SunCoke Energy, Inc.	6,129,511
29,567		Trox Holdings PLC	508,552
88,268		Warrior Met Coal, Inc.	3,007,291
		TOTAL	36,035,554
		Real Estate—8.9%
756,071	[1]	Cushman & Wakefield PLC	13,533,671
96,944	[1]	DigitalBridge Group, Inc.	674,730
46,508		Gladstone Land Corp.	1,692,891
741,710	[2]	Independence Realty Trust	20,219,015
118,121		Marcus & Millichap Co., Inc.	5,290,640
282,222		National Storage Affiliates Trust	15,973,765
169,754		Newmark Group, Inc.	2,062,511

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
243,390		NexPoint Residential Trust, Inc.	$ 21,700,653
361,630		Outfront Media, Inc.	9,257,728
347,222	[2]	Plymouth Industrial REIT, Inc.	8,374,995
236,537		RMR Group, Inc./The	6,452,729
309,685		Uniti Group, Inc.	3,836,997
		TOTAL	109,070,325
		Utilities—1.5%
11,857		Chesapeake Utilities Corp.	1,484,141
156,613		Clearway Energy, Inc.	4,450,941
59,441		Consolidated Water Co.	646,718
7,997		ONE Gas, Inc.	674,707
28,548		Otter Tail Corp.	1,654,642
195,575		Portland General Electric Co.	9,256,565
		TOTAL	18,167,714
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,206,331,285)	1,208,106,151
		INVESTMENT COMPANIES—5.5%
24,491,913		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[4]	24,491,913
43,452,069		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[4]	43,439,033
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $67,927,044)	67,930,946
		TOTAL INVESTMENT IN SECURITIES—103.6% (IDENTIFIED COST $1,274,258,329)	1,276,037,097
		OTHER ASSETS AND LIABILITIES - NET—(3.6)%[5]	(44,286,316)
		TOTAL NET ASSETS—100%	$1,231,750,781
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2022, were as follows:
Affiliated	Value as of 7/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income
Consumer Discretionary:
Xponential Fitness, Inc.	$—	$981,500	$—	$(101,791)	$—	$879,709	42,457	$—
Financials:
StepStone Group, Inc.	$3,732,503	$2,668,114	$(1,212,283)	$(2,034,512)	$(477,454)	$2,676,368	104,464	$50,533
Health Care:
Alector, Inc.	$659,520	$10,417,868	$—	$(3,834,726)	$—	$7,242,662	754,444	$—
Amphastar Pharmaceuticals, Inc.	$2,019,727	$662,516	$—	$1,770,874	$—	$4,453,117	125,546	$—
Avrobio, Inc.	$—	$1,066,551	$—	$(855,066)	$—	$211,485	229,153	$—
Frequency Therapeutics, Inc.	$431,744	$2,840,200	$—	$(2,592,591)	$—	$679,353	522,579	$—
Seres Therapeutics, Inc.	$—	$7,242,535	$—	$(2,825,358)	$—	$4,417,177	933,864	$—
Information Technology:
Brightcove, Inc.	$1,560,104	$11,542,981	$(190,549)	$(2,789,365)	$(35,615)	$10,087,556	1,430,859	$—
Affiliated issuers no longer in the portfolio at period end	$22,238,348	$11,934,213	$(28,010,115)	$267,921	$(6,430,366)	$—	—	$20,184
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$30,641,946	$49,356,478	$(29,412,947)	$(12,994,614)	$(6,943,435)	$30,647,427	4,143,366	$70,717

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2021	$4,285,672	$19,586,412	$23,872,084
Purchases at Cost	$167,801,529	$431,359,296	$599,160,825
Proceeds from Sales	$(147,595,288)	$(407,484,921)	$(555,080,209)
Change in Unrealized Appreciation/Depreciation	N/A	$1,031	$1,031
Net Realized Gain/(Loss)	N/A	$(22,785)	$(22,785)
Value as of 4/30/2022	$24,491,913	$43,439,033	$67,930,946
Shares Held as of 4/30/2022	24,491,913	43,452,069	67,943,982
Dividend Income	$3,387	$24,477	$27,864

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$45,766,373	$49,311,913

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,176,362,379	$—	$0	$1,176,362,379
International	31,743,772	—	—	31,743,772
Investment Companies	67,930,946	—	—	67,930,946
TOTAL SECURITIES	$1,276,037,097	$—	$0	$1,276,037,097

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust